Financial Instruments - Additional Information (Detail)	Jun. 30, 2017 USD ($) vessel	Dec. 31, 2016 USD ($)	Jun. 30, 2016 USD ($)	Jan. 31, 2014 shares
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock purchase warrant	$ 2,920,000	$ 4,538,000
Time-charter Swap
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Aframax equivalent vessel percent	55.00%
Aframax equivalent vessels | vessel	2
Estimated average daily tanker rate			$ 21,500
Tanker Investments Ltd.
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Number of shares available through exercise of stock purchase warrant (shares) | shares				750,000
Stock purchase warrant	$ 0	$ 300,000